UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  2/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $    1,823,810
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Alpha Natural Resources Inc.   COM            02076X102    54893  1265410 SH       DEFINED             22900 1075310 167200
American Reprographics Co.     COM            029263100    15997  2282056 SH       DEFINED              7000 1910156 364900
Ametek Inc.                    COM            031100100     5327   139300 SH       DEFINED             13900  125400      0
AnnTaylor Stores Corp.         COM            036115103    23161  1698040 SH       DEFINED             12500 1449340 236200
Arch Chemical Inc.             COM            03937R102    40412  1308666 SH       DEFINED              3800 1100466 204400
Brookfield Asset Management -  COM            112585104    58247  2626099 SH       DEFINED             60537 2197338 368224
CEC Entertainment, Inc.        COM            125137109    22581   707417 SH       DEFINED              2100  591267 114050
Cabot Corp.                    COM            127055101    61298  2336924 SH       DEFINED             41600 1986224 309100
Cabot Microelectronics         COM            12709P103    52495  1592699 SH       DEFINED             26500 1356177 210022
Cambrex Corp.                  COM            132011107    11555  2070864 SH       DEFINED              5100 1754264 311500
CapLease, Inc.                 COM            140288101    13585  3101615 SH       DEFINED              9500 2573715 518400
Carter's Inc.                  COM            146229109    18530   705911 SH       DEFINED              1700  589211 115000
Cedar Shopping Centers Inc.    COM            150602209    15977  2349566 SH       DEFINED              3100 1946866 399600
Central European Media         COM            G20045202    18675   790999 SH       DEFINED             17100  668799 105100
Clean Harbors Inc.             COM            184496107    80629  1352605 SH       DEFINED             26015 1157560 169030
Cognex Corp                    COM            192422103    11517   650304 SH       DEFINED              1500  537804 111000
Comstock Resources Inc.        COM            205768203    29417   725100 SH       DEFINED              2100  609000 114000
Copart Inc.                    COM            217204106    41125  1123030 SH       DEFINED             21300  958130 143600
Corn Products Intl Inc         COM            219023108    28563   977175 SH       DEFINED              2800  824075 150300
Curtiss-Wright Corp            COM            231561101    52176  1665900 SH       DEFINED             32700 1420900 212300
Cytec Industries, Inc.         COM            232820100    27016   741800 SH       DEFINED             14200  626625 100975
Darden Restaurants Inc.        COM            237194105     3437    98000 SH       DEFINED              9900   88100      0
Devon Energy Corp.             COM            25179M103    20407   277644 SH       DEFINED             13660  242684  21300
Directv Group Inc.             COM            25459L106     6310   189199 SH       DEFINED             17838  171361      0
Dress Barn Inc.                COM            261570105    37385  1619110 SH       DEFINED              4800 1361785 252525
Drew Industries                COM            26168L205    10072   487765 SH       DEFINED              1500  407565  78700
Dun & Bradstreet               COM            26483E100    16212   192152 SH       DEFINED              9700  167552  14900
Esterline Technologies Corp    COM            297425100    25203   618181 SH       DEFINED              1830  520566  95785
FTI Consulting                 COM            302941109    38561   817662 SH       DEFINED              2300  690162 125200
Franklin Electric Co Inc       COM            353514102    36604  1260027 SH       DEFINED             21600 1062577 175850
Graco Inc.                     COM            384109104    26640   932450 SH       DEFINED             23311  791233 117906
Haemonetics Corp.              COM            405024100    37284   676052 SH       DEFINED             12000  578767  85285
Heico Corp - Class A           COM            422806208    28636   796328 SH       DEFINED              2400  664928 129000
Henry Schein, Inc.             COM            806407102     6880   130800 SH       DEFINED             13200  117600      0
ITT Educational Services Inc   COM            45068B109    16042   167175 SH       DEFINED              8500  147775  10900
Idex Corp.                     COM            45167R104    24770   795190 SH       DEFINED             25100  684990  85100
Intrepid Potash Inc.           COM            46121Y102    16505   565822 SH       DEFINED              1700  480022  84100
Intuit Inc.                    COM            461202103     7812   254200 SH       DEFINED             25400  228800      0
Itron Inc                      COM            465741106    12083   178829 SH       DEFINED               500  149379  28950
Kaman Corp                     COM            483548103    21979   951888 SH       DEFINED              3200  895888  52800
Kar Auction Services Inc.      COM            48238T109    11261   816579 SH       DEFINED              2400  686279 127900
Kennametal Inc.                COM            489170100    57635  2223590 SH       DEFINED             38700 1892842 292048
Ladish Co Inc.                 COM            505754200    18106  1203072 SH       DEFINED              3400  987472 212200
Lance Inc                      COM            514606102    12899   490439 SH       DEFINED              1787  409111  79541
Lowe's Cos Inc.                COM            548661107     1885    80600 SH       DEFINED                 0   80600      0
Markel CP Holding Co.          COM            570535104     5372    15800 SH       DEFINED              1400   14400      0
Mid-America Apartment Communit COM            59522J103    32556   674325 SH       DEFINED             14050  573475  86800
Molex Inc. - Cl A              COM            608554200    14445   755100 SH       DEFINED             39000  650400  65700
Nabors Industries Ltd          COM            G6359F103     7574   346000 SH       DEFINED             29900  316100      0
O'Reilly Automotive Inc.       COM            686091109     2853    74852 SH       DEFINED              7500   67352      0
Orthofix International NV      COM            N6748L102    33365  1078720 SH       DEFINED              2800  910820 165100
Pall Corporation               COM            696429307     6972   192600 SH       DEFINED             19100  173500      0
Parexel Intl Corp              COM            699462107    25338  1797017 SH       DEFINED              6000 1494610 296407
Patterson-UTI Energy Inc.      COM            703481101    49452  3221624 SH       DEFINED             61800 2712969 446855
Precision Castparts Corp       COM            740189105    24310   220300 SH       DEFINED              8900  192600  18800
RBC Bearings Inc.              COM            75524B104    29948  1230924 SH       DEFINED              3200 1052944 174780
Republic Services Inc. - Cl.A  COM            760759100    16291   575462 SH       DEFINED             51250  524212      0
Rockwell Collins Inc.          COM            774341101     6303   113850 SH       DEFINED             11500  102350      0
Shaw Group Inc.                COM            820280105    46473  1616457 SH       DEFINED             33350 1382907 200200
Simpson Manufacturing          COM            829073105    67593  2513684 SH       DEFINED             42400 2141884 329400


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Steelcase Inc. Cl A            COM            858155203    16593  2608900 SH       DEFINED             64800 2210700 333400
Teledyne Inc.                  COM            879360105    12592   328265 SH       DEFINED              1100  308965  18200
Texas Industries Inc.          COM            882491103    10979   313770 SH       DEFINED              1000  265870  46900
Thor Industries, Inc.          COM            885160101    17264   549810 SH       DEFINED             11900  467660  70250
UGI Corp.                      COM            902681105    55111  2278260 SH       DEFINED             40700 1944660 292900
United Stationers Inc          COM            913004107    35835   629957 SH       DEFINED             15800  538857  75300
Universal Health Services - B  COM            913903100    20661   677400 SH       DEFINED             32500  590900  54000
Warnaco Group                  COM            934390402    22951   543986 SH       DEFINED              1650  457652  84684
Waste Connections Inc.         COM            941053100    32329   969675 SH       DEFINED              2800  818975 147900
West Pharmaceutical Services I COM            955306105    52866  1348632 SH       DEFINED             23649 1145983 179000


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